Other Financial Information - Statement of Comprehensive (loss)/income(Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Condensed Financial Statements Captions [Line Items]
Revenue	$ 105,733	$ 119,839	$ 207,220	$ 238,119
Administrative fee revenue from affiliates	5,463	3,882	10,945	7,804
Time charter, voyage and logistics business expenses	(36,095)	(57,856)	(82,476)	(127,790)
Direct vessel expenses	(34,685)	(35,748)	(64,759)	(66,565)
General and administrative expenses incurred on behalf of affiliates	(5,463)	(3,882)	(10,945)	(7,804)
General and administrative expenses	(6,392)	(8,668)	(12,830)	(15,479)
Depreciation and amortization	(27,132)	(27,479)	(46,959)	(48,684)
Loss before equity in net earnings of affiliated companies	(27,799)	(41,071)	(45,118)	(81,510)
Equity in net earnings of affiliated companies	3,424	17,968	16,376	31,880
Loss before taxes	(24,375)	(23,103)	(28,742)	(49,630)
Income tax (expense)/benefit	621	1,695	(424)	1,843
Net loss	(23,754)	(21,408)	(29,166)	(47,787)
Less: Net income attributable to the noncontrolling interest	(2,662)	(3,405)	(4,715)	(3,704)
Net loss attributable to Navios Holdings common stockholders	(26,416)	(24,813)	(33,881)	(51,491)
Other Comprehensive income/(loss)
Unrealized holding gain/(loss) on investments in available-for-sale securities	495	(213)	100	(491)
Reclassification to earnings	345	0	345	0
Total other comprehensive income/(loss)	840	(213)	445	(491)
Total comprehensive loss	(22,914)	(21,621)	(28,721)	(48,278)
Comprehensive income attributable to the noncontrolling interest	(2,662)	(3,405)	(4,715)	(3,704)
Total comprehensive loss attributable to Navios Holdings common stockholders	(25,576)	(25,026)	(33,436)	(51,982)
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(1,777)	(1,096)	(3,134)	(2,214)
Depreciation and amortization	(701)	(701)	(1,443)	(1,394)
Interest expense and finance cost, net	(19,170)	(19,674)	(38,990)	(39,384)
Other income/(expense), net	12	(126)	60	(67)
Loss before equity in net earnings of affiliated companies	(21,636)	(21,597)	(43,507)	(43,059)
(Loss)/income from subsidiaries	(7,695)	(19,205)	(5,389)	(36,504)
Equity in net earnings of affiliated companies	2,917	15,989	15,016	28,072
Loss before taxes	(26,414)	(24,813)	(33,880)	(51,491)
Net loss	(26,414)	(24,813)	(33,880)	(51,491)
Net loss attributable to Navios Holdings common stockholders	(26,414)	(24,813)	(33,880)	(51,491)
Other Comprehensive income/(loss)
Unrealized holding gain/(loss) on investments in available-for-sale securities	495	(213)	100	(491)
Reclassification to earnings	345		345	0
Total other comprehensive income/(loss)	840	(213)	445	(491)
Total comprehensive loss	(25,574)	(25,026)	(33,435)	(51,982)
Total comprehensive loss attributable to Navios Holdings common stockholders	(25,574)	(25,026)	(33,435)	(51,982)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	46,991	53,583	93,259	106,801
Administrative fee revenue from affiliates	5,463	3,882	10,945	7,804
Time charter, voyage and logistics business expenses	(23,176)	(42,796)	(55,020)	(85,731)
Direct vessel expenses	(13,302)	(12,888)	(26,677)	(25,610)
General and administrative expenses incurred on behalf of affiliates	(5,463)	(3,882)	(10,945)	(7,804)
General and administrative expenses	(1,077)	(3,661)	(2,860)	(5,748)
Depreciation and amortization	(20,044)	(20,187)	(32,455)	(34,232)
Interest expense and finance cost, net	(1,699)	(1,429)	(3,425)	(2,944)
Other income/(expense), net	(524)	259	12,249	760
Loss before equity in net earnings of affiliated companies	(12,831)	(27,119)	(14,929)	(46,704)
(Loss)/income from subsidiaries	4,701	6,006	8,322	6,534
Equity in net earnings of affiliated companies	843	1,180	1,691	2,219
Loss before taxes	(7,287)	(19,933)	(4,916)	(37,951)
Income tax (expense)/benefit	(73)	(72)	(142)	(142)
Net loss	(7,360)	(20,005)	(5,058)	(38,093)
Net loss attributable to Navios Holdings common stockholders	(7,360)	(20,005)	(5,058)	(38,093)
Other Comprehensive income/(loss)
Unrealized holding gain/(loss) on investments in available-for-sale securities	495	(213)	100	(491)
Reclassification to earnings	345		345	0
Total other comprehensive income/(loss)	840	(213)	445	(491)
Total comprehensive loss	(6,520)	(20,218)	(4,613)	(38,584)
Total comprehensive loss attributable to Navios Holdings common stockholders	(6,520)	(20,218)	(4,613)	(38,584)
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	58,742	66,256	113,961	131,318
Time charter, voyage and logistics business expenses	(12,919)	(15,060)	(27,456)	(42,059)
Direct vessel expenses	(21,383)	(22,860)	(38,082)	(40,955)
General and administrative expenses	(3,538)	(3,911)	(6,836)	(7,517)
Depreciation and amortization	(6,387)	(6,591)	(13,061)	(13,058)
Interest expense and finance cost, net	(5,829)	(6,735)	(12,033)	(13,548)
Other income/(expense), net	(2,018)	(3,454)	(3,175)	(5,928)
Loss before equity in net earnings of affiliated companies	6,668	7,645	13,318	8,253
Equity in net earnings of affiliated companies	(336)	799	(331)	1,589
Loss before taxes	6,332	8,444	12,987	9,842
Income tax (expense)/benefit	694	1,767	(282)	1,985
Net loss	7,026	10,211	12,705	11,827
Less: Net income attributable to the noncontrolling interest	(2,662)	(3,405)	(4,715)	(3,704)
Net loss attributable to Navios Holdings common stockholders	4,364	6,806	7,990	8,123
Other Comprehensive income/(loss)
Total comprehensive loss	7,026	10,211	12,705	11,827
Comprehensive income attributable to the noncontrolling interest	(2,662)	(3,405)	(4,715)	(3,704)
Total comprehensive loss attributable to Navios Holdings common stockholders	4,364	6,806	7,990	8,123
Eliminations
Condensed Financial Statements Captions [Line Items]
(Loss)/income from subsidiaries	2,994	13,199	(2,933)	29,970
Loss before taxes	2,994	13,199	(2,933)	29,970
Net loss	2,994	13,199	(2,933)	29,970
Net loss attributable to Navios Holdings common stockholders	2,994	13,199	(2,933)	29,970
Other Comprehensive income/(loss)
Unrealized holding gain/(loss) on investments in available-for-sale securities	(495)	213	(100)	491
Reclassification to earnings	(345)		(345)	0
Total other comprehensive income/(loss)	(840)	213	(445)	491
Total comprehensive loss	2,154	13,412	(3,378)	30,461
Total comprehensive loss attributable to Navios Holdings common stockholders	2,154	13,412	(3,378)	30,461
Total
Condensed Financial Statements Captions [Line Items]
Revenue	105,733	119,839	207,220	238,119
Administrative fee revenue from affiliates	5,463	3,882	10,945	7,804
Time charter, voyage and logistics business expenses	(36,095)	(57,856)	(82,476)	(127,790)
Direct vessel expenses	(34,685)	(35,748)	(64,759)	(66,565)
General and administrative expenses incurred on behalf of affiliates	(5,463)	(3,882)	(10,945)	(7,804)
General and administrative expenses	(6,392)	(8,668)	(12,830)	(15,479)
Depreciation and amortization	(27,132)	(27,479)	(46,959)	(48,684)
Interest expense and finance cost, net	(26,698)	(27,838)	(54,448)	(55,876)
Other income/(expense), net	(2,530)	(3,321)	9,134	(5,235)
Loss before equity in net earnings of affiliated companies	(27,799)	(41,071)	(45,118)	(81,510)
(Loss)/income from subsidiaries	0	0	0	0
Equity in net earnings of affiliated companies	3,424	17,968	16,376	31,880
Loss before taxes	(24,375)	(23,103)	(28,742)	(49,630)
Income tax (expense)/benefit	621	1,695	(424)	1,843
Net loss	(23,754)	(21,408)	(29,166)	(47,787)
Less: Net income attributable to the noncontrolling interest	(2,662)	(3,405)	(4,715)	(3,704)
Net loss attributable to Navios Holdings common stockholders	(26,416)	(24,813)	(33,881)	(51,491)
Other Comprehensive income/(loss)
Unrealized holding gain/(loss) on investments in available-for-sale securities	495	(213)	100	(491)
Reclassification to earnings	345		345	0
Total other comprehensive income/(loss)	840	(213)	445	(491)
Total comprehensive loss	(22,914)	(21,621)	(28,721)	(48,278)
Comprehensive income attributable to the noncontrolling interest	(2,662)	(3,405)	(4,715)	(3,704)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (25,576)	$ (25,026)	$ (33,436)	$ (51,982)